Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 13,385,264	₩ 12,811,771
Acquisition and disposition	199,188	343,020
Share of profit (loss)	1,010,489	432,211
Other comprehensive income (loss)	(115,463)	58,760
Other increase (decrease)	(139,002)	(260,498)
Business Combination	13,637
Ending balance	14,354,113	13,385,264
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	568,459	551,548
Share of profit (loss)	3,752	4,916
Other comprehensive income (loss)	(17,078)	11,995
Ending balance	555,133	568,459
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	311,552	281,684
Share of profit (loss)	23,189	34,116
Other comprehensive income (loss)	6,110	3,884
Other increase (decrease)	(17,557)	(8,132)
Ending balance	323,294	311,552
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	294,756	288,457
Share of profit (loss)	20,671	6,827
Other comprehensive income (loss)	(497)	(528)
Ending balance	314,930	294,756
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	60,305
Acquisition and disposition		60,305
Share of profit (loss)	(7,282)
Other comprehensive income (loss)	(13)
Ending balance	53,010	60,305
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	42,127	40,974
Acquisition and disposition	143	(43)
Share of profit (loss)	830	1,220
Other comprehensive income (loss)	90	(24)
Ending balance	43,190	42,127
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,342	13,486
Share of profit (loss)	1,403	728
Other comprehensive income (loss)	168	347
Other increase (decrease)	(213)	(219)
Ending balance	15,700	14,342
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	43,997	42,469
Share of profit (loss)	184	89
Other comprehensive income (loss)	(2,602)	1,439
Ending balance	41,579	43,997
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,904	14,420
Share of profit (loss)		4
Other comprehensive income (loss)	(861)	480
Ending balance	14,043	14,904
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	11,425,325	11,208,315
Share of profit (loss)	995,117	416,168
Other comprehensive income (loss)	(22,481)	20,008
Other increase (decrease)	(146,100)	(219,166)
Ending balance	12,251,861	11,425,325
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,698	13,313
Share of profit (loss)	(40)	74
Other comprehensive income (loss)	272	311
Ending balance	13,930	13,698
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	31,269
Acquisition and disposition		30,518
Share of profit (loss)	(425)	(17)
Other comprehensive income (loss)	(781)	768
Ending balance	30,063	31,269
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,336,856	12,791,613
Acquisition and disposition	193,579	302,552
Share of profit (loss)	1,018,286	442,400
Other comprehensive income (loss)	(111,160)	60,723
Other increase (decrease)	(138,557)	(260,432)
Business Combination	13,637
Ending balance	14,312,641	13,336,856
SK South East Asia Investment Pte Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	250,034	111,000
Acquisition and disposition	119,770	113,470
Share of profit (loss)	11,250	6,062
Other comprehensive income (loss)	(69,064)	19,502
Ending balance	311,990	250,034
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	63,469	63,801
Acquisition and disposition	(162)
Share of profit (loss)	(813)	464
Other comprehensive income (loss)	(246)	(796)
Ending balance	62,248	63,469
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	40,016	37,075
Share of profit (loss)	2,307	2,689
Other comprehensive income (loss)	(1,621)	252
Other increase (decrease)	(979)
Ending balance	39,723	40,016
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	58,884
Acquisition and disposition	(1,508)
Share of profit (loss)	(2,134)
Other comprehensive income (loss)	(2,302)
Other increase (decrease)	12,810
Ending balance	65,750	58,884
Content Wavve Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	83,640
Acquisition and disposition		90,858
Share of profit (loss)	(7,837)	(7,218)
Ending balance	75,803	83,640
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,620	28,549
Acquisition and disposition	9,980
Share of profit (loss)	(11,118)	(6,580)
Other comprehensive income (loss)	(79)	(16)
Other increase (decrease)	(434)	(8,333)
Ending balance	11,969	13,620
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	65,343	96,522
Acquisition and disposition		7,444
Share of profit (loss)		(17,142)
Other comprehensive income (loss)		3,101
Other increase (decrease)		(24,582)
Ending balance		65,343
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	6,459
Acquisition and disposition	31
Share of profit (loss)	(6,188)
Other comprehensive income (loss)	(33)
Other increase (decrease)	13,200
Ending balance	13,469	6,459
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	8,810
Share of profit (loss)	(2,038)
Other comprehensive income (loss)	(323)
Ending balance	6,449
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	28,000
Share of profit (loss)	(2,645)
Other comprehensive income (loss)	181
Ending balance	25,536
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Share of profit (loss)	676
Business Combination	10,226
Ending balance	10,902
NANO-XIMAGING Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	28,515
Share of profit (loss)	(747)
Other increase (decrease)	716
Ending balance	28,484
Home Choice Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Share of profit (loss)	174
Business Combination	3,411
Ending balance	3,585
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	15,921	12,487
Acquisition and disposition		(81)
Share of profit (loss)	3,453	4,628
Other comprehensive income (loss)	(4,303)	(1,113)
Ending balance	15,071	15,921
Celcom planet [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition		6,141
Share of profit (loss)		(6,141)
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	22,880	7,671
Acquisition and disposition		24,500
Share of profit (loss)	(9,538)	(8,441)
Other comprehensive income (loss)		(850)
Ending balance	13,342	22,880
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	48,408	20,158
Acquisition and disposition	5,609	40,468
Share of profit (loss)	(7,797)	(10,189)
Other comprehensive income (loss)	(4,303)	(1,963)
Other increase (decrease)	(445)	(66)
Ending balance	41,472	48,408
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	7,961
Acquisition and disposition		8,160
Share of profit (loss)	(1,769)	(144)
Other increase (decrease)	(342)	(55)
Ending balance	5,850	7,961
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	1,646
Acquisition and disposition		1,748
Share of profit (loss)	57	(91)
Other increase (decrease)	(103)	(11)
Ending balance	1,600	₩ 1,646
Techmaker GMBH [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	5,609
Ending balance	₩ 5,609